State Street SPDR ICE Preferred Securities ETF Investment Objectives and Goals - State Street SPDR ICE Preferred Securities ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® ICE Preferred Securities ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR ICE Preferred Securities ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon Preferred Securities (as defined below).